Expense Example - Eaton Vance Intermediate Municipal Income ETF - Eaton Vance Intermediate Municipal Income ETF	Sep. 27, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 74